CONCENTRATION AND RISK (Tables)	12 Months Ended
Dec. 31, 2021
CONCENTRATION AND RISK
Schedule of Revenues of Major Customers

The following customers individually accounted for 10% or more of revenues:

	Year ended December 31,
	2019	2020	2021
Customer A	$187,217	$369,333	$532,129
Customer B	*	67,431	230,088
Customer D	*	*	268,466
Customer E	$84,226	$126,759	$225,899

*Represents less than 10%